UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 745 Fifth Avenue
                        New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2015

Date of reporting period: 3/31/2015

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.5%

Consumer Discretionary – 12.0%
Auto Components - 1.3%
Drew Industries	94,686	$5,826,977
Fuel Systems Solutions [1]	107,000	1,181,280
Gentex Corporation	238,440	4,363,452
Global & Yuasa Battery	39,500	1,780,229
MRF	600	372,243
Selamat Sempurna	4,788,600	1,627,971
Standard Motor Products	15,052	636,098

		15,788,250

Automobiles - 1.1%
Thor Industries [2]	148,650	9,396,167
Winnebago Industries	211,400	4,494,364

		13,890,531

Distributors - 0.6%
Core-Mark Holding Company	65,200	4,193,664
Weyco Group	97,992	2,929,961

		7,123,625

Diversified Consumer Services - 1.3%
American Public Education [1]	36,100	1,082,278
Benesse Holdings	18,200	573,283
Collectors Universe	50,400	1,137,024
Lincoln Educational Services [1]	705,300	1,608,084
MegaStudy [3]	7,800	427,736
Regis Corporation [1],[2],[4]	233,800	3,824,968
Sotheby’s	138,200	5,840,332
Universal Technical Institute	130,432	1,252,147

		15,745,852

Hotels, Restaurants & Leisure - 0.3%
Century Casinos [1]	194,000	1,057,300
Monarch Casino & Resort [1]	28,103	537,891
MTY Food Group	46,000	1,257,369
Thomas Cook (India)	72,700	242,604
Tropicana Entertainment [1],[5]	9,500	147,250

		3,242,414

Household Durables - 2.4%
Ethan Allen Interiors	320,800	8,866,912
Flexsteel Industries	24,800	775,992
Harman International Industries	28,600	3,821,818
Lifetime Brands	24,826	379,341
Mohawk Industries [1],[2]	28,000	5,201,000
Natuzzi ADR [1]	2,096,300	3,563,710
NVR [1]	2,540	3,374,797
Stanley Furniture [1],[6]	1,012,235	3,188,540

		29,172,110

Internet & Catalog Retail - 0.1%
Blue Nile [1]	43,400	1,381,856
Manutan International	4,200	205,124

		1,586,980

Leisure Products - 1.0%
Beneteau	20,800	294,081
LeapFrog Enterprises Cl. A [1]	348,100	758,858
Nautilus [1]	673,000	10,276,710
Shimano	5,700	848,542
Smith & Wesson Holding Corporation [1]	30,600	389,538

		12,567,729

Media - 1.4%
E.W. Scripps Company Cl. A [1]	53,300	1,515,852
Harte-Hanks	161,670	1,261,026
McClatchy Company (The) Cl. A [1]	197,100	362,664
Media Chinese International	5,365,000	983,938
Morningstar	84,600	6,337,386
Pico Far East Holdings	5,129,400	1,184,983
Rentrak Corporation [1]	14,300	794,508
RLJ Entertainment [1]	35,600	51,976
SinoMedia Holding	259,500	125,350
T4F Entretenimento [1]	141,800	97,746
Technicolor [1]	30,000	193,727
Television Broadcasts	188,200	1,161,448
Wiley (John) & Sons Cl. A	62,440	3,817,581

		17,888,185

Multiline Retail - 0.1%
New World Department Store China	2,934,400	729,373
Parkson Retail Asia	345,800	151,186

		880,559

Specialty Retail - 1.2%
Aeropostale [1]	110,000	381,700
Buckle (The) [2]	77,695	3,969,438
Destination Maternity	33,100	498,486
Genesco [1]	46,075	3,281,922
I.T	1,127,000	377,997
Lewis Group	90,000	573,197
Oriental Watch Holdings	543,000	85,276
Signet Jewelers	4,200	582,918
Systemax [1]	194,000	2,370,680
TravelCenters of America LLC [1]	62,500	1,090,000
West Marine [1]	131,100	1,215,297

		14,426,911

Textiles, Apparel & Luxury Goods - 1.2%
Asia Brands	80,100	56,017
Crown Crafts	142,641	1,108,321
Culp	53,600	1,433,800
Daphne International Holdings	2,609,200	874,612
Grendene	103,800	531,757
J.G. Boswell Company [5]	2,292	1,661,700
Kewal Kiran Clothing	1,482	50,742
Movado Group	75,161	2,143,592
Pacific Textiles Holdings	285,500	393,724
Stella International Holdings	155,700	372,606
Van de Velde	11,700	649,210
Wolverine World Wide [2]	123,500	4,131,075
YGM Trading	1,082,600	1,744,574

		15,151,730

Total		147,464,876

Consumer Staples – 2.3%
Beverages - 0.2%
Compania Cervecerias Unidas ADR	134,000	2,781,840
Crimson Wine Group [1],[5]	11,876	108,071

		2,889,911

Food & Staples Retailing - 0.1%
FamilyMart	17,000	711,789

Food Products - 1.5%
Alico	27,000	1,384,020
Binggrae	14,000	1,036,900
Cal-Maine Foods	41,156	1,607,553
Farmer Bros. [1]	35,300	873,675
Industrias Bachoco ADR [1]	36,275	1,808,309
Seneca Foods Cl. A [1]	179,255	5,343,592
Seneca Foods Cl. B [1]	13,840	483,708
Sipef	1,900	108,448
SunOpta [1]	103,700	1,101,294
Tootsie Roll Industries [2],[4]	127,859	4,336,979
Waterloo Investment Holdings [1],[3]	598,676	227,497

		18,311,975

Personal Products - 0.5%
Nu Skin Enterprises Cl. A [2],[4]	104,400	6,285,924

Total		28,199,599

Energy – 3.1%
Energy Equipment & Services - 2.7%
CARBO Ceramics [2],[4]	63,000	1,922,130
Ensign Energy Services	134,000	1,050,586
Gulf Island Fabrication	32,964	489,845
Helmerich & Payne	44,880	3,054,982
ION Geophysical [1]	1,078,200	2,339,694
Oil States International [1]	45,553	1,811,643
Pason Systems	374,380	5,899,984
SEACOR Holdings [1]	134,612	9,378,418
Steel Excel [1],[5]	103,015	2,209,672
TGS-NOPEC Geophysical	90,520	2,009,143
Tidewater	24,000	459,360
Unit Corporation [1]	110,100	3,080,598

		33,706,055

Oil, Gas & Consumable Fuels - 0.4%
Green Plains	28,000	799,400
Permian Basin Royalty Trust	161,000	1,302,490
World Fuel Services	16,600	954,168
WPX Energy [1]	110,000	1,202,300

		4,258,358

Total		37,964,413

Financials – 16.1%
Banks - 2.0%
Bank of N.T. Butterfield & Son	1,784,161	3,532,639
BCB Holdings [1]	209,426	31,066
Blue Hills Bancorp [1]	101,020	1,335,484
Farmers & Merchants Bank of Long
Beach [5]	1,200	7,116,000
Fauquier Bankshares	160,800	2,678,928
First Citizens BancShares Cl. A	17,026	4,421,482
Mechanics Bank [5]	200	5,240,000

		24,355,599

Capital Markets - 7.3%
AllianceBernstein Holding L.P.	102,000	3,148,740
Artisan Partners Asset Management Cl. A	97,830	4,447,352
ASA Gold and Precious Metals	324,821	3,274,196
Ashmore Group	697,000	2,933,326
BHF Kleinwort Benson Group [1]	293,500	1,480,695
CETIP - Mercados Organizados	430,000	4,291,175
Cowen Group [1]	621,158	3,230,021
Dundee Corporation Cl. A [1]	182,800	1,692,980
Eaton Vance [2]	40,500	1,686,420
Edmond de Rothschild (Suisse)	133	1,910,352
Federated Investors Cl. B	300,670	10,189,706
GAMCO Investors Cl. A	20,200	1,585,902
GCA Savvian	24,000	288,027
Jupiter Fund Management	230,000	1,393,476
Lazard Cl. A	94,635	4,976,855
Medley Management Cl. A	93,800	1,030,862
mutares	300	27,732
MVC Capital	324,200	3,073,416
Newtek Business Services	75,100	1,241,403
Paris Orleans	196,893	4,174,865
Qalaa Holdings [1]	11,799,921	3,928,420
RCS Capital Cl. A [1]	50,100	533,064
SEI Investments	227,955	10,050,536
Sprott	590,000	1,257,747
U.S. Global Investors Cl. A	661,751	2,114,294
Value Partners Group	5,934,000	5,605,571
Virtus Investment Partners	17,580	2,298,937
Westwood Holdings Group	54,573	3,290,752
ZAIS Group Holdings Cl. A [1]	492,300	4,420,854

		89,577,676

Consumer Finance - 0.2%
EZCORP Cl. A [1]	213,000	1,944,690
Shriram City Union Finance	18,200	574,615

		2,519,305

Diversified Financial Services - 1.3%
Bajaj Holdings & Investment	15,600	323,356
Banca Finnat Euramerica	1,060,000	624,937
First Pacific	1,020,000	1,020,788
MarketAxess Holdings	100,000	8,290,000
PICO Holdings [1]	100,400	1,627,484
Sofina	19,698	2,035,116
TMX Group	42,900	1,843,289

		15,764,970

Insurance - 2.2%
Alleghany Corporation [1]	5,679	2,765,673
Atlas Financial Holdings [1]	9,500	167,865
E-L Financial	16,500	8,598,160
Erie Indemnity Cl. A	25,000	2,181,500
Greenlight Capital Re Cl. A [1]	230,561	7,331,840
Independence Holding Company	349,423	4,748,659
Lancashire Holdings	69,300	641,858
ProAssurance Corporation	17,139	786,852
WMI Holdings [1],[5]	100,000	219,000

		27,441,407

Investment Companies - 0.2%
RIT Capital Partners	121,500	2,823,713

Real Estate Management & Development - 2.2%
AV Homes [1]	36,100	576,156
E-House (China) Holdings ADR [2]	173,665	943,001
Forestar Group [1]	102,000	1,608,540
FRP Holdings [1]	212,958	7,751,671
Griffin Land & Nurseries	5,162	155,067
Hopefluent Group Holdings	680,000	199,298
Kennedy Wilson Europe Real Estate	32,450	528,834
Kennedy-Wilson Holdings	101,300	2,647,982
Midland Holdings [1]	1,297,600	570,761
St. Joe Company (The) [1],[2]	177,000	3,285,120
Sun Frontier Fudousan	17,600	162,159
Tejon Ranch [1]	342,600	9,061,770
Tejon Ranch (Warrants) [1]	96,561	77,249

		27,567,608

Thrifts & Mortgage Finance - 0.7%
Genworth MI Canada	137,395	3,037,432
Timberland Bancorp [6]	444,200	4,819,570
Vestin Realty Mortgage II [1]	53,557	182,094

		8,039,096

Total		198,089,374

Health Care – 5.0%
Biotechnology - 0.5%
Aquinox Pharmaceuticals [1]	65,232	559,690
ARIAD Pharmaceuticals [1],[2],[4]	140,000	1,153,600
Cancer Genetics [1]	56,900	444,389
Celsion Corporation [1]	97,604	260,603
Genomic Health [1]	33,000	1,008,150
Green Cross	3,100	490,046
Myriad Genetics [1],[2],[4]	60,283	2,134,018
Zealand Pharma [1]	22,100	330,756

		6,381,252

Health Care Equipment & Supplies - 2.3%
Allied Healthcare Products [1]	25,225	41,117
Analogic Corporation	38,135	3,466,472
Atrion Corporation [2]	17,079	5,900,965
bioMerieux	3,400	329,433
Cerus Corporation [1]	240,000	1,000,800
CONMED Corporation	81,500	4,114,935
Derma Sciences [1]	87,142	738,093
DiaSorin	15,600	685,938
IDEXX Laboratories [1],[2],[4]	57,411	8,868,851
Invacare Corporation	38,900	755,049
Meridian Bioscience	55,400	1,057,032
Synergetics USA [1],[2]	63,765	343,693
Trinity Biotech ADR Cl. A	40,000	770,000

		28,072,378

Health Care Providers & Services - 0.4%
Aceto Corporation	59,805	1,315,710
Addus HomeCare [1]	49,000	1,127,980
Bio-Reference Laboratories [1],[2]	8,400	296,016
Landauer	50,000	1,757,000
Psychemedics Corporation	39,600	657,360

		5,154,066

Health Care Technology - 0.1%
Medidata Solutions [1]	40,000	1,961,600

Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories Cl. A [1]	19,878	2,687,108
Bio-Techne	33,113	3,320,903
PAREXEL International [1]	56,600	3,904,834
PerkinElmer	39,000	1,994,460

		11,907,305

Pharmaceuticals - 0.7%
Boiron	4,200	451,019
Lannett Company [1]	15,970	1,081,329
Lipocine [1]	154,333	1,064,898
Medicines Company (The) [1]	85,418	2,393,412
Repros Therapeutics [1]	62,000	532,580
Santen Pharmaceutical	52,000	756,675
Stallergenes	9,300	509,983
Theravance Biopharma [1]	63,291	1,098,099
Vetoquinol	13,000	504,716

		8,392,711

Total		61,869,312

Industrials – 28.9%
Aerospace & Defense - 2.1%
CPI Aerostructures [1]	103,406	1,261,553
Ducommun [1]	117,200	3,035,480
HEICO Corporation	155,938	9,523,134
HEICO Corporation Cl. A	80,808	4,003,228
Hexcel Corporation	47,500	2,442,450
Magellan Aerospace	124,800	1,320,374
Moog Cl. A [1]	25,000	1,876,250
Teledyne Technologies [1]	20,600	2,198,638

		25,661,107

Air Freight & Logistics - 2.8%
Expeditors International of Washington	158,900	7,655,802
Forward Air	209,750	11,389,425
Hub Group Cl. A [1],[2]	149,400	5,869,926
UTi Worldwide [1]	635,400	7,815,420
XPO Logistics [1]	50,000	2,273,500

		35,004,073

Building Products - 1.5%
American Woodmark [1]	117,135	6,410,799
Burnham Holdings Cl. B [5]	36,000	764,640
Patrick Industries [1]	13,700	853,099
Polypipe Group	139,100	569,836
Simpson Manufacturing	275,300	10,287,961

		18,886,335

Commercial Services & Supplies - 2.4%
Atento [1]	17,800	211,642
Brady Corporation Cl. A	45,900	1,298,511
CompX International Cl. A	211,100	2,406,540
Copart [1]	178,360	6,700,985
Heritage-Crystal Clean [1]	102,527	1,199,566
InnerWorkings [1]	114,000	766,080
Kaba Holding	1,200	722,387
Kimball International Cl. B	286,180	2,999,166
Latchways	57,100	631,100
Ritchie Bros. Auctioneers	458,074	11,424,366
Societe BIC	800	113,941
Steelcase Cl. A	66,780	1,264,813

		29,739,097

Construction & Engineering - 2.3%
EMCOR Group [2],[4]	149,400	6,942,618
Integrated Electrical Services [1]	677,482	5,961,842
Jacobs Engineering Group [1],[2],[4]	164,900	7,446,884
KBR	438,192	6,345,020
Sterling Construction [1]	326,671	1,476,553

		28,172,917

Electrical Equipment - 2.0%
Elektrobudowa	10,400	290,020
EnerSys	34,495	2,215,959
Franklin Electric	209,200	7,978,888
Global Power Equipment Group	231,589	3,056,975
GrafTech International [1]	879,065	3,419,563
Powell Industries	94,500	3,191,265
Preformed Line Products	91,600	3,859,108
Vicor [1]	1,170	17,784
Zumtobel Group	15,600	387,018

		24,416,580

Industrial Conglomerates - 0.7%
A. Soriano	2,791,000	446,010
Carlisle Companies [2]	29,585	2,740,458
Hopewell Holdings	390,000	1,468,932
Raven Industries	197,125	4,033,177

		8,688,577

Machinery - 9.9%
Astec Industries	20,000	857,600
Burckhardt Compression Holding	8,400	3,236,749
Chen Hsong Holdings	1,159,000	314,215
China Metal International Holdings	249,000	77,748
CIRCOR International	79,752	4,362,434
CLARCOR	92,500	6,110,550
Coastal Contracts	103,800	81,082
Columbus McKinnon	85,635	2,307,007
Deutz	115,000	484,740
Donaldson Company	193,559	7,299,110
Federal Signal	28,950	457,121
Graco	104,776	7,560,636
Graham Corporation	20,568	493,015
Hurco Companies	25,952	854,599
Hyster-Yale Materials Handling Cl. A	17,435	1,277,811
IDEX Corporation	67,400	5,110,942
John Bean Technologies	158,946	5,677,551
Kennametal	191,590	6,454,667
Lincoln Electric Holdings	46,360	3,031,480
Lindsay Corporation [2],[4]	45,000	3,431,250
Lydall [1]	45,670	1,448,652
Mincon Group	384,100	296,283
Mueller Water Products Cl. A	33,600	330,960
NN	197,100	4,943,268
Nordson Corporation	24,296	1,903,349
Pfeiffer Vacuum Technology	14,000	1,191,662
PMFG [1]	378,352	1,759,337
Rational	1,000	335,175
RBC Bearings	121,800	9,322,572
Rotork	8,800	322,307
Semperit AG Holding	14,740	691,979
Spirax-Sarco Engineering	7,800	394,013
Sun Hydraulics	71,018	2,937,305
Tecumseh Products [1]	46,700	132,161
Tennant Company	41,900	2,739,003
Valmont Industries [2]	69,655	8,559,206
Wabash National [1]	45,700	644,370
WABCO Holdings [1]	43,400	5,332,992
Wabtec Corporation	83,050	7,890,581
Woodward	208,400	10,630,484

		121,285,966

Professional Services - 3.6%
Advisory Board (The) [1],[2],[4]	150,277	8,006,758
Exponent	1,711	152,108
Franklin Covey [1]	53,300	1,026,558
Heidrick & Struggles International	88,080	2,165,006
ICF International [1]	56,236	2,297,241
ManpowerGroup	83,858	7,224,367
On Assignment [1]	334,995	12,853,758
Robert Half International	20,912	1,265,594
Towers Watson & Co. Cl. A	67,410	8,910,591
Volt Information Sciences [1]	35,000	411,600

		44,313,581

Road & Rail - 0.9%
Genesee & Wyoming Cl. A [1]	20,000	1,928,800
Landstar System	99,400	6,590,220
Trancom	8,000	350,569
Universal Truckload Services	78,916	1,987,105

		10,856,694

Trading Companies & Distributors - 0.5%
Kloeckner & Co [1]	31,300	300,396
MISUMI Group	18,000	726,806
MSC Industrial Direct Cl. A [2],[4]	68,663	4,957,469

		5,984,671

Transportation Infrastructure - 0.2%
Hopewell Highway Infrastructure	1,012,000	481,679
Touax	40,040	663,859
Wesco Aircraft Holdings [1]	68,400	1,047,888

		2,193,426

Total		355,203,024

Information Technology – 19.0%
Communications Equipment - 0.7%
ADTRAN	345,428	6,449,141
Alliance Fiber Optic Products	40,100	698,542
Bel Fuse Cl. B	30,238	575,429
EVS Broadcast Equipment	7,800	290,311
Extreme Networks [1]	212,000	669,920

		8,683,343

Electronic Equipment, Instruments & Components - 9.3%
Agilysys [1]	165,125	1,624,830
Anixter International [1],[2]	70,895	5,397,236
Benchmark Electronics [1]	156,900	3,770,307
Cognex Corporation [1]	69,800	3,461,382
Coherent [1]	161,736	10,506,371
Dolby Laboratories Cl. A	82,690	3,155,451
DTS [1]	223,600	7,618,052
FEI Company	82,100	6,267,514
FLIR Systems	262,600	8,214,128
Hollysys Automation Technologies	35,582	707,014
Identiv [1]	40,200	344,916
IPG Photonics [1],[2]	59,710	5,535,117
Kimball Electronics [1]	214,635	3,034,939
LRAD Corporation [1]	548,244	1,288,373
MTS Systems	5,200	393,380
National Instruments	251,850	8,069,274
Newport Corporation [1]	541,000	10,311,460
Oxford Instruments	4,200	51,945
PC Connection	16,301	425,293
Perceptron	357,700	4,832,527
Plexus Corporation [1]	176,100	7,179,597
Richardson Electronics	573,732	5,152,113
Rofin-Sinar Technologies [1]	260,671	6,316,058
Rogers Corporation [1]	57,066	4,691,396
TTM Technologies [1],[2]	496,400	4,472,564
Vishay Precision Group [1]	74,826	1,191,978

		114,013,215

Internet Software & Services - 1.3%
Care.com [1]	311,000	2,357,380
Frontier Services Group [1]	4,445,714	683,061
j2 Global	36,290	2,383,527
Leju Holdings ADR [1]	1,950	15,522
QuinStreet [1]	488,032	2,903,790
RealNetworks [1]	376,750	2,535,528
Spark Networks [1],[2],[4]	273,000	1,102,920
Stamps.com [1]	6,800	457,572
Support.com [1]	1,213,799	1,893,527
Tomorrow Focus	44,900	241,341
United Online [1]	87,171	1,388,634

		15,962,802

IT Services - 2.3%
Computer Task Group	119,100	870,621
Convergys Corporation	121,000	2,767,270
eClerx Services	18,200	463,168
Hackett Group (The)	1,039,396	9,292,200
Hexaware Technologies	51,900	258,563
Innodata [1]	314,314	829,789
MAXIMUS	107,500	7,176,700
Metrofile Holdings	1,690,200	635,472
MoneyGram International [1]	75,000	648,000
Persistent Systems	36,300	416,512
Prodware [1]	20,100	135,566
Sykes Enterprises [1]	132,254	3,286,512
Unisys Corporation [1]	94,000	2,181,740

		28,962,113

Semiconductors & Semiconductor Equipment - 2.5%
Amtech Systems [1]	105,371	1,178,048
Brooks Automation	106,300	1,236,269
Cascade Microtech [1]	44,300	601,594
Diodes [1]	270,850	7,735,476
Exar Corporation [1]	157,576	1,583,639
Integrated Silicon Solution	127,285	2,277,129
Intermolecular [1]	185,448	304,135
Kopin Corporation [1]	242,200	852,544
MKS Instruments	162,160	5,482,629
MoSys [1],[2]	337,000	707,700
Nanometrics [1]	140,590	2,364,724
Photronics [1]	131,400	1,116,900
Teradyne	177,460	3,345,121
Veeco Instruments [1],[2]	67,190	2,052,654

		30,838,562

Software - 1.9%
American Software Cl. A	88,490	904,368
ANSYS [1],[2]	95,000	8,378,050
Blackbaud	31,400	1,487,732
Computer Modelling Group	20,000	200,860
Cyient	51,900	415,546
Envivio [1]	262,532	464,681
ePlus [1]	15,400	1,338,722
KPIT Technologies	129,800	391,307
Mentor Graphics	87,633	2,105,821
Model N [1]	104,000	1,243,840
Monotype Imaging Holdings	96,920	3,163,469
PSI [1]	52,500	677,513
SeaChange International [1]	228,369	1,792,697
SimCorp	9,300	305,158

		22,869,764

Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology [1]	38,000	566,200
BlackBerry [1],[2],[4]	10,000	89,300
Diebold [2],[4]	230,300	8,166,438
Intevac [1]	114,000	699,960
Kortek	99,000	1,198,060
Silicon Graphics International [1]	145,970	1,268,480

		11,988,438

Total		233,318,237

Materials – 6.5%
Chemicals - 1.6%
Chase Corporation	11,497	502,764
FutureFuel Corporation	51,500	528,905
Hankuk Carbon	35,100	233,257
Hawkins	86,178	3,273,902
Innospec	75,068	3,482,404
KMG Chemicals	71,700	1,916,541
Minerals Technologies	66,793	4,882,568
Quaker Chemical	57,779	4,948,194
Umicore	3,900	162,642

		19,931,177

Construction Materials - 0.9%
Ash Grove Cement Cl. B [5]	50,518	10,154,118
Mardin Cimento Sanayii	255,200	473,954

		10,628,072

Containers & Packaging - 0.7%
Greif Cl. A	112,344	4,411,749
Mayr-Melnhof Karton	35,300	3,643,087
UFP Technologies [1]	36,009	820,285

		8,875,121

Metals & Mining - 3.2%
AuRico Gold	132,000	365,640
Central Steel & Wire [5]	4,862	3,379,090
Exeter Resource [1]	475,000	244,340
Fresnillo	11,700	118,104
Geodrill [1]	397,200	172,484
Gold Fields ADR	865,000	3,468,650
Haynes International	23,000	1,026,030
Hecla Mining	660,000	1,966,800
IAMGOLD Corporation [1]	510,000	953,700
Imdex [1]	1,591,766	436,191
Kirkland Lake Gold [1]	90,000	386,562
Lundin Mining [1]	640,000	2,582,133
Maharashtra Seamless	77,900	245,092
Major Drilling Group International	491,323	2,665,026
Pan American Silver	130,430	1,143,871
Pretium Resources [1]	246,000	1,239,177
Reliance Steel & Aluminum	178,900	10,927,212
Seabridge Gold [1],[2],[4]	282,000	1,548,180
Synalloy Corporation	178,800	2,603,328
Victoria Gold [1]	550,000	62,967
Vista Gold [1]	124,000	37,200
Worthington Industries	148,000	3,938,280

		39,510,057

Paper & Forest Products - 0.1%
Qunxing Paper Holdings [1],[3]	3,296,000	0
Schweitzer-Mauduit International	26,068	1,202,256
TFS Corporation	246,700	329,599

		1,531,855

Total		80,476,282

Telecommunication Services – 0.5%
Wireless Telecommunication Services - 0.5%
Spok Holdings	30,300	580,851
Telephone and Data Systems	208,270	5,185,923

Total		5,766,774

Utilities – 0.1%
Gas Utilities - 0.1%
Shizuoka Gas	110,000	729,526
Toho Gas	60,000	350,267

		1,079,793

Multi-Utilities - 0.0%
Just Energy Group [2]	20,600	96,614

Total		1,176,407

Miscellaneous [7] – 1.0%
Total		12,853,040

TOTAL COMMON STOCKS
(Cost $890,645,160)		1,162,381,338

PREFERRED STOCK – 0.1%
Seneca Foods Conv. [1],[3]	50,000	1,341,450

(Cost $724,062)		1,341,450

REPURCHASE AGREEMENT – 10.3%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15, maturity value $125,925,000 (collateralized by obligations of various U.S. Government Agencies, 1.50% due 11/30/19-2/10/20, valued at $128,445,031)
(Cost $125,925,000)		125,925,000

TOTAL INVESTMENTS – 104.9%
(Cost $1,017,294,222)		1,289,647,788

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.9)%		(59,729,139)

NET ASSETS – 100.0%		$1,229,918,649

[1]	Non-income producing.
[2]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2015. Total market value of pledged securities at March 31, 2015, was $115,827,456.

[3]
Securities for which market quotations are not readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	At March 31, 2015, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $57,391,761.
[5]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[6]
At March 31, 2015, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[7]	Includes securities first acquired in 2015 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,019,031,617. At March 31, 2015, net unrealized appreciation for all securities was $270,616,171, consisting of aggregate gross unrealized appreciation of $352,378,163 and aggregate gross unrealized depreciation of $81,761,992. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,047,441,442	$114,284,663	$ 655,233	$1,162,381,338
Preferred Stocks	–	–	1,341,450	1,341,450
Cash Equivalents	–	125,925,000	–	125,925,000

For the three months ended March 31, 2015, certain securities have transferred in and out of Level 1, Level 2 and Level 3 measurements. The Fund recognizes transfers between levels as of the end of the reporting period. At March 31, 2015, securities valued at $1,910,352 were transferred from Level 1 to Level 2 and securities valued at $427,736 and $4,976,695 were transferred from Level 2 to Level 3 and Level 1, respectively, within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of 12/31/14	Transfers	Unrealized Gain (Loss)	Balance as of 3/31/15

Common Stocks	$ 270,001	$427,736	$(42,504)	$ 655,233
Preferred Stocks	1,216,350	–	125,100	1,341,450

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of March 31, 2015, the Fund has outstanding borrowings of $70,000,000. During the period ended March 31, 2015, the Fund borrowed an average daily balance of $70,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2015:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/14	12/31/14	Purchases	Sales	Gain (Loss)	Income	3/31/15	3/31/15

Stanley Furniture	1,012,235	$2,773,524	–	–	–	-	1,012,235	$3,188,540
Timberland Bancorp	444,200	4,708,520	–	–	–	$26,652	444,200	4,819,570
		$7,482,044				$26,652		$8,008,110

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Christopher D. Clark
Christopher D. Clark
President, Royce Value Trust, Inc.
Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark
Christopher D. Clark
President, Royce Value Trust, Inc.
Date: May 21, 2015

By:

/s/ Peter K. Hoglund
Peter K. Hoglund
Treasurer, Royce Value Trust, Inc.
Date: May 21, 2015